Debt	9 Months Ended
Sep. 30, 2022
Debt
Debt

3. Debt

As at September 30, 2022, the Company had three loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled fifteen vessels as at September 30, 2022. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at September 30, 2022 and December 31, 2021 were as follows:

	As at
In thousands of U.S. Dollars	September 30, 2022	December 31, 2021
Nordea/SEB Joint Bank Facility and Nordea / SEB Revolving Facility	—	56,599
Nordea/SEB Revolving Facility	—	28,954
ABN/CACIB Joint Bank Facility	93,715	51,339
ABN AMRO Revolving Facility	3,983	1,680
IYO Bank Facility	7,200	8,400
Total debt	104,898	146,972
Deferred finance fees	(2,028)	(1,871)
Net total debt	102,870	145,101
Current portion of long-term debt	13,373	15,834
Current portion of deferred finance fees	(706)	(731)
Total current portion of long-term debt	12,667	15,103
Non-current portion of long-term debt	90,203	129,998

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
In thousands of U.S. Dollars	September 30, 2022
2022(1)	3,343
2023	13,373
2024	13,373
2025	19,357
2026	11,773
2027	43,679
104,898

(1) Three-month period ending December 31, 2022

3.      Debt (continued)

Old Nordea / SEB Joint Bank Facility and Nordea / SEB Revolving Facility

On December 11, 2019, eight of ASC’s subsidiaries entered into a $100 million long-term loan facility and a $40 million revolving credit facility with Nordea Bank AB (publ) (“Nordea”) and Skandinaviska Enskilda Banken AB (publ) (“SEB”). The facility was fully drawn down in December 2020 and 2019. Interest was calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans were made on a quarterly basis, with a balloon payment payable with the final instalment. The revolving facility could be drawn down or repaid with five days‘ notice.  On June 25, 2021, Ardmore partially repaid the facility in connection with the refinancing of two of the vessels under a new sale and leaseback arrangement. The revolving credit facility was repaid in full on July 27, 2022 and the term loan facility was repaid in full on August 5, 2022 and refinanced with the Nordea / SEB revolving facility discussed below, which was accounted for as a modification.

Nordea / SEB Revolving Facility

On August 5, 2022, 12 of ASC’s subsidiaries entered into a $185 million sustainability-linked revolving credit facility with Nordea and SEB (the “Nordea / SEB Revolving Facility”), the proceeds of which would be used to refinance 12 vessels, including six vessels financed under lease arrangements as at September 30, 2022. Interest is calculated at a rate of SOFR plus 2.5%. The revolving facility may be drawn down or repaid with five days‘ notice.  The revolving credit facility matures in June 2027. As at September 30, 2022, none of the revolving credit facility was drawn down.

Old ABN/CACIB Joint Bank Facility

On December 11, 2019, four of ASC’s subsidiaries entered into a $61.5 million long-term loan facility with ABN AMRO Bank N.V. (“ABN AMRO”) and Credit Agricole Corporate and Investment Bank (“CACIB”). Interest was calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans were made on a quarterly basis, with a balloon payment payable with the final installment. On August 5, 2022, the loan facility was repaid in full and refinanced with the ABN / CACIB facility discussed below, which was accounted for as a modification.

ABN/CACIB Joint Bank Facility

On August 5, 2022, seven of ASC’s subsidiaries entered into a $108 million sustainability-linked long-term loan facility with ABN AMRO and CACIB (the “ABN/CACIB Joint Bank Facility”), the proceeds of which would be used to finance seven vessels, including three vessels financed under lease arrangements as at September 30, 2022.  Interest is calculated at Adjusted SOFR plus 2.5%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final installment. The loan facility matures in August 2027.

Old ABN AMRO Revolving Facility

On October 24, 2017, the Company entered into a $15 million revolving credit facility with ABN AMRO to fund working capital. Interest under this facility was calculated at a rate of LIBOR plus 3.9%. On October 7, 2021, the Company exercised an option to extend this facility for a further year to July 2023. Interest payments were payable on a quarterly basis. The facility was repaid in full in July 2022.

ABN AMRO Revolving Facility

On August 9, 2022, the Company entered into a new sustainability-linked $15 million revolving credit facility with ABN AMRO to fund working capital. Interest under this facility is calculated at a rate of SOFR plus 3.9%. Interest payments are payable on a quarterly basis. The facility matures in August 2025 with further options for extension.

3.      Debt (continued)

IYO Bank Facility

On December 17, 2020, one of ASC’s subsidiaries entered into a $10.0 million long-term loan facility with IYO Bank to finance a secondhand vessel acquisition which vessel delivered to the Company in 2020. The facility was drawn down in December 2020. Interest is calculated at a rate of LIBOR plus 2.25%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final installment. The loan facility matures in December 2025.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

●	maintain minimum solvency of not less than 30%;
●	maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash and which includes the undrawn portion of the Nordea/SEB Revolving Facility), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as at September 30, 2022 was $12.3 million;

●	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is not less than 130% of the debt outstanding for the applicable facility;
●	maintain a corporate net worth of not less than $200 million; and
●	maintain positive working capital, excluding current portion of debt and leases, balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in full compliance with all of its long-term debt financial covenants as at September 30, 2022 and December 31, 2021.